Equity (Schedule Of Change In Unrealized Gain (Loss) On Derivative Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Note [Line Items]
Unrealized gain (loss) arising during the period, Pre-tax amount	¥ (7,339)	¥ (2,605)	¥ (3,985)
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	2,480	833	1,150
Net change in unrealized gain (loss) on derivative instruments, Pre-tax amount	(4,859)	(1,772)	(2,835)
Unrealized gain (loss) arising during the period, Net-of-tax amount	(6,345)	(2,753)	(2,214)
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	1,589	522	681
Net change in unrealized gain (loss) on derivative instruments, Net-of-tax amount	¥ (4,756)	¥ (2,231)	¥ (1,533)